SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of calculation of basic and diluted net income (loss) per share of common stock

The following table reflects the calculation of basic and diluted net income(loss) per share of common stock (in dollars, except per share amounts):

Net loss from January 1, 2025, to IPO date	$(106)
Net income from IPO date to September 30, 2025	974,760
Total income from January 1, 2025, to September 30, 2025	$974,654

	For the nine months ended September 30, 2025
	Redeemable	Non- Redeemable
	Shares	Shares	Total
Total number of ordinary shares – Basic	8,000,000	2,295,800	10,295,800
Ownership percentage	78%	22%	—
Total income allocated by class	$760,313	$214,341	$974,654
Less: Accretion allocated based on ownership percentage	(2,589,346)	(732,867)	(3,331,231)
Plus: Accretion applicable to the redeemable class	3,331,231	—	3,331,231
Total income (loss) by class	$1,493,180	$(518,526)	974,654

Weighted average shares	7,120,879	2,303,954	—
Earnings (loss) per ordinary share - Basic	$0.21	$(0.23)	—

	For the nine months ended September 30, 2025
	Redeemable	Non- Redeemable
	Shares	Shares	Total
Total number of ordinary shares – Diluted	8,800,000	2,325,380	11,125,380
Ownership percentage	79%	21%	—
Total income allocated by class	$770,060	$204,594	$974,654
Less: Accretion allocated based on ownership percentage	(2,631,658)	(699,555)	(3,331,213)
Plus: Accretion applicable to the redeemable class	3,331,213	—	3,331,213
Total income (loss) by class	$1,469,615	$(494,961)	974,654

Weighted average shares	7,832,967	2,330,283	—
Earnings (loss) per ordinary share - Diluted	$0.19	$(0.21)	—

The following table reflects the calculation of basic and diluted net income (loss) per share of common stock (in dollars, except per share amounts) for the three months ended September 30, 2025:

Net income from July 1, 2025, to September 30, 2025	77,269
Total income from July 1, 2025, to September 30, 2025	$77,269

	For the three months ended September 30, 2025
	Redeemable	Non- Redeemable
	Shares	Shares	Total
Total number of ordinary shares – Basic	8,000,000	2,295,800	10,295,800
Ownership percentage	78%	22%	—
Total income allocated by class	$60,270	$16,999	$77,269
Less: Accretion allocated based on ownership percentage	(172,846)	(48,752)	(221,598)
Plus: Accretion applicable to the redeemable class	221,598	—	221,598
Total income (loss) by class	$109,021	$(31,752)	77,269

Weighted average shares	8,000,000	2,295,800	—
Earnings (loss) per ordinary share - Basic	$0.01	$(0.01)	—

	For the three months ended September 30, 2025
	Redeemable	Non- Redeemable
	Shares	Shares	Total
Total number of ordinary shares – Diluted	8,800,000	2,325,380	11,125,380
Ownership percentage	79%	21%	—
Total income allocated by class	$61,043	$16,226	$77,269
Less: Accretion allocated based on ownership percentage	(175,062)	(46,536)	(221,598)
Plus: Accretion applicable to the redeemable class	221,598	—	221,598
Total income (loss) by class	$107,578	$(30,309)	77,269

Weighted average shares	8,800,000	2,325,380	—
Earnings (loss) per ordinary share - Diluted	$0.01	$(0.01)	—